Going concern - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Going Concern [Abstract]
Net loss	$ 108,790	$ 76,716	$ 66,926
Accumulated losses	328,000
Share premium offset from accumulated losses	$ 30,600